Earnings per share - Schedule of anti-dilutive shares excluded from computation of diluted loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Shares held in escrow	0	688,349
Options to purchase SVS
Earnings per share [line items]
Anti-dilutive shares excluded from computation of diluted loss per share	25,315,627	26,919,615